Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and due from banks	$ 2,699,076	$ 2,464,648
Transactions in the course of collection	372,456	415,505
Financial assets held for trading at fair value through profit or loss:
Derivative financial instruments	2,303,353	2,035,540
Debt financial instruments	1,714,381	3,363,624
Others	411,689	409,328
Financial assets at fair value through other comprehensive income:
Debt financial instruments	2,088,345	3,786,525
Equity instruments	9,492	11,912
Derivative financial instruments for hedging purposes	73,959	49,065
Financial assets at amortized cost:
Rights by resale agreements and securities lending	87,291	71,822
Debt financial instruments	944,074	1,431,083
Loans and advances to Banks	665,715	2,518,590
Loans to customers - Commercial loans	19,893,412	19,770,403
Loans to customers - Residential mortgage loans	13,197,695	12,277,266
Loans to customers - Consumer loans	5,151,755	4,893,418
Investments in other companies	67,277	65,082
Intangible assets	191,966	170,614
Property and equipment	189,073	201,657
Right-of-use assets	96,879	108,889
Current tax assets	159,869	141,194
Deferred tax assets	322,221	320,406
Other assets	1,373,541	1,186,013
Non-current assets and disposal groups held for sale	42,023	25,457
TOTAL ASSETS	52,055,542	55,718,041
LIABILITIES
Transactions in the course of payments	283,605	356,871
Financial liabilities held for trading at fair value through profit or loss:
Derivative financial instruments	2,444,721	2,196,116
Others	990	2,305
Derivative Financial Instruments for hedging purposes	141,040	160,602
Financial liabilities at amortized cost:
Current accounts and other demand deposits	14,630,797	13,670,793
Saving accounts and time deposits	14,345,223	15,538,196
Obligations by repurchase agreements and securities lending	109,794	157,173
Borrowings from financial institutions	1,103,468	5,360,715
Debt financial instruments issued	9,690,069	9,360,065
Other financial obligations	284,479	339,305
Lease liabilities	91,429	101,480
Regulatory capital financial instruments	1,068,879	1,039,814
Provision for dividends	362,218	373,090
Provisions for contingent loan credit risk	87,485	89,640
Other provisions	43,120	38,020
Current tax liabilities	132	808
Deferred tax liabilities	166
Employee benefits	151,633	154,132
Other liabilities	711,398	696,971
TOTAL LIABILITIES	45,550,646	49,636,096
EQUITY
Capital	2,418,833	2,418,833
Reserves	1,338,954	1,208,562
Accumulated other comprehensive income	3,777	24,242
Retained earnings:
Retained earnings from previous periods	1,857,072	1,429,370
Income for the year	1,248,476	1,374,026
Less: Provision for dividends	(362,218)	(373,090)
Shareholders of the Bank	6,504,894	6,081,943
Non-controlling interest	2	2
TOTAL EQUITY	6,504,896	6,081,945
TOTAL LIABILITIES AND EQUITY	$ 52,055,542	$ 55,718,041